Statements of Net Assets Available for Benefits - EBP 017 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Interest in Lockheed Martin Corporation Defined Contribution Plans Master Trust:
Investments at fair value	$ 50,771,131	$ 46,699,301
Investments in fully benefit-responsive investment contracts at contract value	4,374,595	4,482,556
Receivables:
Notes receivable from participants	287,426	266,767
Total assets	55,433,152	51,448,624
Liabilities
Administrative expenses payable	5,494	5,823
Total liabilities	5,494	5,823
Total net assets available for benefits	55,427,658	51,442,801
ESOP Fund
Interest in Lockheed Martin Corporation Defined Contribution Plans Master Trust:
Investments at fair value	8,282,816	8,743,821
Investments in fully benefit-responsive investment contracts at contract value	0	0
Receivables:
Notes receivable from participants	0	0
Total assets	8,282,816	8,743,821
Liabilities
Administrative expenses payable	0	0
Total liabilities	0	0
Total net assets available for benefits	8,282,816	8,743,821
Participant- Directed Investments
Interest in Lockheed Martin Corporation Defined Contribution Plans Master Trust:
Investments at fair value	42,488,315	37,955,480
Investments in fully benefit-responsive investment contracts at contract value	4,374,595	4,482,556
Receivables:
Notes receivable from participants	287,426	266,767
Total assets	47,150,336	42,704,803
Liabilities
Administrative expenses payable	5,494	5,823
Total liabilities	5,494	5,823
Total net assets available for benefits	$ 47,144,842	$ 42,698,980